OTHER LIABILITIES - NON CURRENT AND CURRENT (Actuarial assumptions of defined benefit obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Discount rate	1.00%
Compensation growth rate	1.00%
Pension growth rate	1.00%
Life expectancy (period)	1 year
Bottom of range
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next five years	$ 23.8
Top of range
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next five years	$ 29.9
Argentina | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	6.00%	6.00%
Compensation growth rate	2.00%	2.00%
Argentina | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	7.00%	7.00%
Compensation growth rate	3.00%	3.00%
Mexico
Disclosure of defined benefit plans [line items]
Discount rate	8.75%	7.75%
Compensation growth rate		5.00%
Mexico | Bottom of range
Disclosure of defined benefit plans [line items]
Compensation growth rate	6.00%
Mexico | Top of range
Disclosure of defined benefit plans [line items]
Compensation growth rate	7.00%
Increase in assumption
Disclosure of defined benefit plans [line items]
Discount rate	(8.40%)
Compensation growth rate	1.40%
Pension growth rate	(1.50%)
Life expectancy	3.80%
Decrease in assumption
Disclosure of defined benefit plans [line items]
Discount rate	10.10%
Compensation growth rate	(4.20%)
Pension growth rate	1.80%
Life expectancy	(3.80%)